Deferred Tax, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Deferred Tax Assets Liabilities Net Disclosure [Abstract]
Schedule of deferred tax liability
	2021	2020
Accrued expenses	$70,721	$70,019
Write-off Erdos TCH net investment in sales-type leases	6,536,960	6,155,300
US NOL	533,834	254,035
PRC NOL	10,642,867	10,849,690
Total deferred tax assets	17,784,382	17,329,044
Less: valuation allowance for deferred tax assets	(17,784,382)	(17,329,044)
Deferred tax assets, net	$-	$-

	2020	2019
Non-current deferred tax assets
Accrued expenses	$70,019	$189,050
Interest income in sales-type leases on cash basis	-	853,265
Depreciation of fixed assets	-	2,938,605
Assets impairment loss	-	7,537,556
Write-off Erdos TCH net investment in sales-type leases	6,155,300	6,349,604
US NOL	254,035	3,246,655
PRC NOL	10,849,690	10,424,558

Non-current deferred tax liabilities
Net investment in sales-type leases	-	(6,685,021)

Net non-current deferred tax assets	17,329,044	24,854,272
Less: valuation allowance for deferred tax assets	(17,329,044)	(24,854,272)
Non-current deferred tax assets, net	$-	$-